Finance debt - Non-current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Unsecured bonds	$ 21,336	$ 24,380
Unsecured loans	200	250
Total	21,536	24,630
Non-current finance debt due within one year	2,175	2,400
Non-current finance debt	19,361	22,230
United States Dollar (USD)
Disclosure of financial liabilities [line items]
Unsecured bonds	13,288	15,705
Euro (EUR)
Disclosure of financial liabilities [line items]
Unsecured bonds	6,239	6,633
Great Britain Pound (GBP)
Disclosure of financial liabilities [line items]
Unsecured bonds	1,721	1,747
Norwegian Kroner (NOK)
Disclosure of financial liabilities [line items]
Unsecured bonds	88	295
Brazilian real (BRL)
Disclosure of financial liabilities [line items]
Unsecured loans	136	179
Japanese Yen (JPY)
Disclosure of financial liabilities [line items]
Unsecured loans	64	71
Fair value based on level 2 inputs
Disclosure of financial liabilities [line items]
Unsecured bonds	19,975	23,529
Unsecured loans	208	262
Total	20,183	23,791
Non-current finance debt due within one year	2,191	2,415
Non-current finance debt	17,992	21,376
Fair value based on level 2 inputs | United States Dollar (USD)
Disclosure of financial liabilities [line items]
Unsecured bonds	12,169	15,037
Fair value based on level 2 inputs | Euro (EUR)
Disclosure of financial liabilities [line items]
Unsecured bonds	5,856	6,177
Fair value based on level 2 inputs | Great Britain Pound (GBP)
Disclosure of financial liabilities [line items]
Unsecured bonds	1,863	2,013
Fair value based on level 2 inputs | Norwegian Kroner (NOK)
Disclosure of financial liabilities [line items]
Unsecured bonds	87	302
Fair value based on level 2 inputs | Brazilian real (BRL)
Disclosure of financial liabilities [line items]
Unsecured loans	136	179
Fair value based on level 2 inputs | Japanese Yen (JPY)
Disclosure of financial liabilities [line items]
Unsecured loans	$ 72	$ 83
Weighted average
Disclosure of financial liabilities [line items]
Interest rates in %	3.44%	3.41%
Weighted average | United States Dollar (USD)
Disclosure of financial liabilities [line items]
Interest rates in %	3.93%	3.82%
Weighted average | Euro (EUR)
Disclosure of financial liabilities [line items]
Interest rates in %	1.51%	1.51%
Weighted average | Great Britain Pound (GBP)
Disclosure of financial liabilities [line items]
Interest rates in %	6.08%	6.08%
Weighted average | Norwegian Kroner (NOK)
Disclosure of financial liabilities [line items]
Interest rates in %	4.27%	4.18%
Weighted average | Brazilian real (BRL)
Disclosure of financial liabilities [line items]
Interest rates in %	10.05%	10.10%
Weighted average | Japanese Yen (JPY)
Disclosure of financial liabilities [line items]
Interest rates in %	4.30%	4.30%